Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Selling, general and administrative expenses
8. Selling, general and administrative expenses
Selling, general and administrative expenses in 2024, 2023 and 2022 amounted to €1,008,324 thousand, €901,364 thousand and €695,084 thousand, respectively, consisting mainly of costs for sales and administrative personnel, corporate bodies, consultancy and accounting fees, as well as depreciation, amortization and impairment of assets used for selling and administrative activities. Costs related to the Business Combination amounted to €2,034 thousand, and €2,099 thousand in 2023 and 2022, respectively. There were no costs related to the Business Combination in 2024.